Capital structure and financial items - Financial risks - Credit Exposure (Details) - DKK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of external credit grades [line items]
Credit exposure	kr 15,663	kr 15,842
AA-range
Disclosure of external credit grades [line items]
Credit exposure	7,610	8,079
A-range
Disclosure of external credit grades [line items]
Credit exposure	7,194	7,326
BBB-range
Disclosure of external credit grades [line items]
Credit exposure	314	246
Not rated or below BBB-range
Disclosure of external credit grades [line items]
Credit exposure	545	191
Cash at bank
Disclosure of external credit grades [line items]
Credit exposure	15,475	15,638
Cash at bank | AA-range
Disclosure of external credit grades [line items]
Credit exposure	7,471	7,989
Cash at bank | A-range
Disclosure of external credit grades [line items]
Credit exposure	7,145	7,212
Cash at bank | BBB-range
Disclosure of external credit grades [line items]
Credit exposure	314	246
Cash at bank | Not rated or below BBB-range
Disclosure of external credit grades [line items]
Credit exposure	545	191
Derivative financial instruments
Disclosure of external credit grades [line items]
Credit exposure	188	204
Derivative financial instruments | AA-range
Disclosure of external credit grades [line items]
Credit exposure	139	90
Derivative financial instruments | A-range
Disclosure of external credit grades [line items]
Credit exposure	49	114
Derivative financial instruments | BBB-range
Disclosure of external credit grades [line items]
Credit exposure	0	0
Derivative financial instruments | Not rated or below BBB-range
Disclosure of external credit grades [line items]
Credit exposure	kr 0	kr 0